UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Perimeter Small Cap Value Fund
Class I Shares – (PSCVX)

SEMI-ANNUAL REPORT
November 30, 2012

Perimetercap.com

Perimeter Small Cap Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information	14
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the Perimeter Small Cap Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 96.7%
	CONSUMER DISCRETIONARY – 9.2%
679	American Axle & Manufacturing Holdings, Inc.*	$7,102
935	Callaway Golf Co.	6,302
1,515	Casual Male Retail Group, Inc.*	5,803
232	Rent-A-Center, Inc.	8,064
361	Skechers U.S.A., Inc. - Class A*	7,025
496	WMS Industries, Inc.*	8,382
		42,678
	CONSUMER STAPLES – 2.3%
160	Cal-Maine Foods, Inc.	7,355
202	Darling International, Inc.*	3,408
		10,763
	ENERGY – 6.0%
1,075	Arch Coal, Inc.	7,224
279	Bill Barrett Corp.*	4,849
706	Endeavour International Corp.*	4,759
87	Geospace Technologies Corp.*	6,627
120	Hornbeck Offshore Services, Inc.*	4,316
		27,775
	FINANCIALS – 28.6%
217	Agree Realty Corp. - REIT	5,690
112	American Campus Communities, Inc. - REIT	4,906
292	Associated Banc-Corp	3,752
637	Campus Crest Communities, Inc. - REIT	7,287
342	First Connecticut Bancorp, Inc.	4,661
394	First Midwest Bancorp, Inc.	4,925
322	Forestar Group, Inc.*	4,759
479	Fulton Financial Corp.	4,661
199	Hatteras Financial Corp.	5,305
577	HFF, Inc. - Class A*	8,557
147	Iberiabank Corp.	7,166
157	Lazard Ltd. - Class A	4,624
274	Nationstar Mortgage Holdings, Inc.*	8,390
189	Ocwen Financial Corp.*	6,777
412	Oriental Financial Group, Inc.	4,960
184	PennyMac Mortgage Investment Trust - REIT	4,536
75	ProAssurance Corp.	6,801
217	Protective Life Corp.	5,892
316	Regional Management Corp.	5,530
115	SCBT Financial Corp.	4,456
282	State Bank Financial Corp.	4,439

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
504	Susquehanna Bancshares, Inc.	$5,181
177	ViewPoint Financial Group, Inc.	3,620
935	WisdomTree Investments, Inc.*	5,713
		132,588
	HEALTH CARE – 3.6%
739	AMN Healthcare Services, Inc.*	8,077
439	Assisted Living Concepts, Inc. - Class A	3,802
331	NuVasive, Inc.*	4,806
		16,685
	INDUSTRIALS – 22.2%
72	A.O. Smith Corp.	4,532
292	Acorn Energy, Inc.	2,377
304	Aerovironment, Inc.*	6,205
187	Armstrong World Industries, Inc.	9,445
189	Astec Industries, Inc.	5,471
72	Chart Industries, Inc.*	4,355
312	Covanta Holding Corp.	5,890
255	DigitalGlobe, Inc.*	6,360
117	EnPro Industries, Inc.*	4,596
1,067	Great Lakes Dredge & Dock Corp.	9,422
219	MYR Group, Inc.*	4,695
442	Orbital Sciences Corp.*	5,786
349	Titan International, Inc.	7,095
414	Titan Machinery, Inc.*	9,166
604	TrueBlue, Inc.*	8,607
571	XPO Logistics, Inc.*	9,062
		103,064
	INFORMATION TECHNOLOGY – 12.5%
309	ADTRAN, Inc.	6,069
736	Brooks Automation, Inc.	5,667
436	Dice Holdings, Inc.*	3,749
307	Euronet Worldwide, Inc.*	6,834
222	Interactive Intelligence Group, Inc.*	7,131
264	Jabil Circuit, Inc.	5,016
427	Nanometrics, Inc.*	6,174
285	Plexus Corp.*	6,598
175	RADWARE Ltd.*	5,593
668	Saba Software, Inc.*	5,224
		58,055

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS – 6.6%
259	ADA-ES, Inc.*	$4,235
160	Buckeye Technologies, Inc.	4,435
568	Chemtura Corp.*	11,542
180	Tronox Ltd. - Class A	2,786
541	U.S. Silica Holdings, Inc.*	7,855
		30,853
	UTILITIES – 5.7%
199	Avista Corp.	4,718
162	El Paso Electric Co.	5,160
262	Empire District Electric Co.	5,240
207	Portland General Electric Co.	5,595
135	UNS Energy Corp.	5,749
		26,462

	TOTAL COMMON STOCKS (Cost $437,069)	448,923

	SHORT-TERM INVESTMENTS – 29.4%
136,403	Federated Treasury Obligations Fund, 0.01%	136,403

	SHORT-TERM INVESTMENTS (Cost $136,403)	136,403

	TOTAL INVESTMENTS – 126.1% (Cost $573,472)	585,326
	Liabilities in Excess of Other Assets – (26.1)%	(121,158)
	TOTAL NET ASSETS –100.0%	$464,168

REIT – Real Estate Investment Trust

* Non-income producing security.

See Accompanying Notes to Financial Statements.

Perimeter Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	9.2%
Consumer Staples	2.3%
Energy	6.0%
Financials	28.6%
Health Care	3.6%
Industrials	22.2%
Information Technology	12.5%
Materials	6.6%
Utilities	5.7%
Total Common Stocks	96.7%
Short-Term Investments	29.4%
Total Investments	126.1%
Liabilities in Excess of Other Assets	(26.1)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Perimeter Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $573,472)	$585,326
Receivables:
Dividends and interest	255
Due from Advisor	30,601
Prepaid expenses	2,646
Total assets	618,828

Liabilities:
Payables:
Investment securities purchased	120,871
Fund accounting fees	9,000
Administration fees	7,230
Audit fees	6,830
Transfer agent fees and expenses	5,032
Custody fees	63
Shareholder servicing fees - (Note 6)	45
Chief Compliance Officer fees	33
Trustees' fees and expenses	20
Accrued other expenses	5,536
Total liabilities	154,660

Net Assets	$464,168

Components of Net Assets:

Capital (par value of $0.01 per share with unlimited number of shares authorized)	$451,863
Accumulated net investment income	97
Accumulated net realized gain on investments	354
Net unrealized appreciation on investments	11,854
Net Assets	$464,168

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	23,840
Net asset value per share	$19.47

See Accompanying Notes to Financial Statements.

Perimeter Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period June 29, 2012* through November 30, 2012 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $3)	$654
Interest	1
Total investment income	655

Expenses:
Advisory fee	408
Administration fees	15,090
Offering costs	14,006
Fund accounting fees	13,027
Transfer agent fees and expenses	10,280
Audit fees	6,830
Chief Compliance Officer fees	4,243
Legal fees	4,192
Custody fees	3,544
Trustees' fees and expenses	2,555
Shareholder reporting fees	1,984
Miscellaneous expenses	1,376
Insurance fees	338
Shareholder servicing fees - (Note 6)	45

Total expenses	77,918
Advisory fees waived	(408)
Other expenses absorbed	(76,952)
Net expenses	558
Net investment income	97

Realized and Unrealized Gain from Investments:
Net realized gain on investments	354
Net change in unrealized appreciation/depreciation on investments	11,854
Net realized and unrealized gain on investments	12,208

Net Increase in Net Assets from Operations	$12,305

*	Commencement of operations.

See Accompanying Notes to Financial Statements.

Perimeter Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
June 29, 2012* to
November 30, 2012
INCREASE IN NET ASSETS FROM:
Operations:
Net investment income	$97
Net realized gain on investments	354
Net change in unrealized appreciation/depreciation on investments	11,854
Net increase in net assets resulting from operations	12,305

Capital Transactions:
Net proceeds from shares sold	451,863
Net increase from capital transactions	451,863

Total increase in net assets	464,168

Net Assets:
Beginning of period	-
End of period	$464,168

Accumulated net investment income	$97

Capital Share Transactions:
Shares sold	23,840
Net increase from capital share transactions	23,840

*	Commencement of operations.
1	Net of redemption fee proceeds of $0.

See Accompanying Notes to Financial Statements.

Perimeter Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Period
	June 29, 2012* to
	November 30, 2012
Net asset value, beginning of period	$18.29
Income from Investment Operations:
Net investment income1	0.02
Net realized and unrealized gain on investments	1.16
Total from investment operations	1.18

Redemption fee proceeds	-

Net asset value, end of period	$19.47

Total return	6.45%	2

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$464

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	166.91%	3
After fees waived and expenses absorbed	1.20%	3
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(165.50)%	3
After fees waived and expenses absorbed	0.21%	3
Portfolio turnover rate	56%	2

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Not annualized.
3	Annualized.

See Accompanying Notes to Financial Statements.

Perimeter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Value Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on June 29, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,748, which are amortized over a one‐year period from June 29, 2012 (commencement of operations).

Perimeter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period June 29, 2012 (commencement of operations) through November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Perimeter Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) to 1.20% of the Fund's average daily net assets.  This agreement is effective until September 30, 2013, and may be terminated by the Trust’s Board of Trustees.

For the period June 29, 2012 (commencement of operations) through November 30, 2012, the Advisor waived all of its advisory fees and other fees totaling $77,360.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the

Perimeter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

current expense limit.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At November 30, 2012, the amount of these potentially recoverable expenses was $77,360.

Foreside Fund Services, LLC (“FFS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period June 29, 2012 (commencement of operations) through November 30, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period June 29, 2012 (commencement of operations) through November 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2012, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$575,339

Gross unrealized appreciation	17,226
Gross unrealized depreciation	(7,239)

Net unrealized appreciation	$9,987

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the period June 29, 2012 (commencement of operations) through November 30, 2012, purchases and sales of investments, excluding short-term investments, were $503,025 and $66,310, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period June 29, 2012 (commencement of operations) through November 30, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this

Perimeter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s assets carried at fair value:

Perimeter Small Cap Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2012 (Unaudited)

	Level 1	Level 22	Level 32	Total
Investments
Common Stocks1	$448,923	$-	$-	$448,923
Short-Term Investments	136,403	-	-	136,403
Total Investments	$585,326	$-	$-	$585,326

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 2 or 3 securities at period end.

There were no transfers between Levels at the end of the period.

Note 9 – Recently Issued Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)  No. 2011-11 related Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Perimeter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on June 20-21, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Perimeter Capital Management LLC (the “Investment Advisor”) with respect to the Perimeter Small Cap Value Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund; reports comparing the proposed management fee and the estimated total expenses of the Fund to those of a group of comparable funds selected by Morningstar, Inc. from its small value universe (the “Peer Group”); information about the Investment Advisor’s policies and procedures, including its code of ethics and compliance manual; and the performance of a small cap value portfolio (the “Portfolio”), a closely held investment fund that commenced in June 2009 and was managed using the same strategy the Investment Advisor would use to manage the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategy and process at the Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information included in the meeting materials regarding the performance of the Portfolio, noting that it had significantly outperformed the Russell 2000 Value Index for the one-year, two-year and since inception periods ending March 31, 2012. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fee expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund was the same as the median of funds in the Peer Group at asset sizes of up to $250 million, and slightly higher than the median at higher asset levels.  The Board also observed that the anticipated total expenses of the Fund were higher than the median of the funds in the Peer Group, but were not the highest of the funds in the Peer Group.  The Board noted that the Fund’s advisory fee was

Perimeter Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

slightly lower than the Investment Advisor’s advisory fee for separate accounts managed in the small cap value style for asset levels up to $100 million, and slightly higher than the separate account fee at higher asset levels.  The Board also noted that the Fund’s advisory fee was the same as the fee received by the Investment Advisor from its proprietary small cap growth mutual fund and higher than the fees it received with respect to three small cap growth mutual funds that it sub-advises.  The Board noted, however, that the three sub-advised funds were early clients of the Investment Advisor and that mutual fund sub-advisory fees are generally lower than advisory fees because compliance and oversight obligations are generally greater for advisors than sub-advisors.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to the Investment Advisor of its relationship with the Fund in its first year of operations, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Perimeter Small Cap Value Fund
EXPENSE EXAMPLE
For the Periods Ended November 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Perimeter Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/29/12* to 11/30/12.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/12 to 11/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	6/29/12*	11/30/12	6/29/12* – 11/30/12
Actual Performance**	$ 1,000.00	$ 1,064.50	$ 5.24
	6/1/12	11/30/12	6/1/12 – 11/30/12
Hypothetical (5% annual return before expenses)^	$ 1,000.00	$ 1,019.92	$ 6.05

*	Commencement of Operations.
**
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 155/365 (to reflect the since inception period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratio reflects an expense waiver.  Assumes all dividends and distributions were reinvested.

Perimeter Small Cap Value Fund
a series of the Investment Managers Series Trust

Investment Advisor
Perimeter Capital Management LLC
Six Concourse Parkway NE, Suite 3300
Atlanta, Georgia  30328

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California  90071

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine, 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Perimeter Small Cap Value Fund	PSCVX	461418 196

Privacy Principles of the Perimeter Small Cap Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Perimeter Small Cap Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 800-970-2725, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-988-9801, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 800-970-2725.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Perimeter Small Cap Value Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 800-970-2725

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/6/13

By (Signature and Title)	/s/Rita Dam
Rita Dam, Treasurer

Date	2/6/13